Revenue from Contracts with Customers - Summary of New Accounting Pronouncements and Changes in Accounting Principles (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Gathering, transportation and processing	$ 0	$ 6,470	$ 18,602	$ 5,920	$ 273
Net income	12,324	18,127	18,457	6,947	391
Oil and Condensate
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	122,369	$ 29,001	$ 76,876	$ 30,565	$ 3,972
Natural gas sales Including Related Party [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	30,897
Natural gas liquid sales Including Related Party [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	38,271
Accounting Standards Update 2014-09 | Calculated under Revenue Guidance in Effect before Topic 606
Operating expenses:
Gathering, transportation and processing	18,552
Net income	12,324
Accounting Standards Update 2014-09 | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Operating expenses:
Gathering, transportation and processing	(18,552)
Accounting Standards Update 2014-09 | Oil and Condensate | Calculated under Revenue Guidance in Effect before Topic 606
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	122,369
Accounting Standards Update 2014-09 | Natural gas sales Including Related Party [Member] | Calculated under Revenue Guidance in Effect before Topic 606
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	39,181
Accounting Standards Update 2014-09 | Natural gas sales Including Related Party [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	(8,284)
Accounting Standards Update 2014-09 | Natural gas liquid sales Including Related Party [Member] | Calculated under Revenue Guidance in Effect before Topic 606
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	48,539
Accounting Standards Update 2014-09 | Natural gas liquid sales Including Related Party [Member] | Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Revenues:
Revenue from Contract with Customer, Including Assessed Tax	$ (10,268)